Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Depreciation Expenses Using Straight-Line Method

The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Land use rights	50 years
Buildings	20 years
Machinery and equipment	4 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years
Tools and molds	2 years